Inventories, Net	12 Months Ended
Dec. 31, 2017
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Inventories, Net

NOTE 8. INVENTORIES, NET

As of December 31, 2017 and 2016, inventories were as follows:

	2017	2016
Refined and petrochemicals products	Ps. 27,862,384	Ps. 21,534,846
Products in transit	19,112,606	7,735,163
Crude oil	11,445,780	11,391,310
Materials and products in stock	5,172,779	4,721,834
Materials in transit	180,711	419,547
Gas and condensate products	84,670	89,360

	Ps. 63,858,930	Ps. 45,892,060